Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, no par value
Common stock, shares, issued	58,451,931	57,713,836
Common stock, shares, outstanding	58,451,931	57,713,836
Common stock, shares authorized	Unlimited	Unlimited